GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expense	$ 7,824	$ 6,011
General and administrative [Member]
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expense	3,396	2,039
Marketing [Member]
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expense	528	507
Professional fees [Member]
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expense	907	1,099
Remuneration [Member]
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expense	$ 2,993	$ 2,366